Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0000898173
Registrant Name	O REILLY AUTOMOTIVE INC
Registration File Number	333-286320
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES